SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
SPECIAL TERMINATION ARRANGEMENTS
POST EMPLOYMENT BENEFITS

12.    SPECIAL TERMINATION ARRANGEMENTS

Special termination arrangements are principally termination benefits payable to employees who accepted a pre-retirement offer. These benefits are payable during the period between their effective termination date and their retirement age, when they voluntarily accept an irrevocable termination arrangement.

As of December 31, 2019 and 2018, special termination arrangements amounted to Ps. 947,536 and Ps. 609,302, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2019 and 2018 were Ps. 527,901 and Ps. 125,547, respectively.

The evolution during each period is detailed below:

	12/31/2019	12/31/2018
Balances at the beginning	609,302	1,025,488
Charged to profit or loss	527,901	125,547
Benefits paid to participants	(189,667)	(541,733)
Balances at closing	947,536	609,302